Annual Total Returns [BarChart] - TCW Global Real Estate Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	(1.26%)
Annual Return 2016	2.25%
Annual Return 2017	11.05%
Annual Return 2018	(11.22%)
Annual Return 2019	29.49%
Annual Return 2020	14.65%